FINANCIAL INSTRUMENTS (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Financial Instruments Details Narrative Abstract
Cash	$ 8,308,884	$ 14,321,433	$ 54,847	$ 599,964
Current liabilities	2,911,800	2,839,168
Working capital deficiency	$ 15,094,434	$ 15,296,877
Foriegn exchange rate	10.00%	10.00%
Comprehensive income	$ 1,840,729	$ 1,968,206
Amount related to purchased of shares	$ 199,736